Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 35,153	$ 13,260	$ 71,831	$ 35,632	$ 48,800	$ 95,052	$ 71,411
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	8,036	4,322	18,494	15,949	19,823	23,522	16,173
Operations and support	4,199	2,460	9,916	9,997	12,371	19,882	17,430
Marketing	6,403	2,403	13,532	13,899	16,332	49,921	58,845
Product development	5,033	4,355	14,586	18,093	22,567	22,066	16,886
General and administrative	8,899	4,958	21,266	15,761	21,813	24,947	22,390
Depreciation and amortization	1,873	2,105	5,572	6,967	8,899	8,390	7,125
Total costs and expenses	34,443	20,603	83,366	80,666	101,805	148,728	138,849
Income (loss) from operations	710	(7,343)	(11,535)	(45,034)	(53,005)	(53,676)	(67,438)
Other income (expense), net:
Interest income	19	22	28	483	488	2,807	2,654
Interest expense	(1,534)	(1,185)	(2,933)	(2,443)	(3,154)	(204)	(141)
Loss from impairment of DogHero investment	0	(2,000)	0	(2,000)	(2,080)	0	0
Change in fair value of earnout liabilities	(71,318)	0	(71,318)	0
Change in fair value of derivative warrant liabilities	(12,261)	0	(12,261)	0
Other income (expense), net	(116)	77	(194)	(111)	172	(1,109)	(21)
Total other income (expense), net	(85,210)	(3,086)	(86,678)	(4,071)	(4,574)	1,494	2,492
Loss before income taxes	(84,500)	(10,429)	(98,213)	(49,105)	(57,579)	(52,182)	(64,946)
Benefit from (provision for) income taxes	(36)	70	280	122	94	468	269
Net loss	$ (84,536)	$ (10,359)	$ (97,933)	$ (48,983)	(57,485)	(51,714)	(64,677)
Deemed dividend to preferred stockholders					0	0	(491)
Net loss attributable to common stockholders					$ (57,485)	$ (51,714)	$ (65,168)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.73)	$ (0.35)	$ (1.64)	$ (1.64)	$ (1.92)	$ (1.77)	$ (2.40)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.73)	$ (0.35)	$ (1.64)	$ (1.64)	$ (1.92)	$ (1.77)	$ (2.40)
Weighted-average shares used in computing net loss per share, basic (in shares)	116,597,000	30,008,000	59,825,000	29,834,000	29,896,000	29,138,000	27,150,000
Weighted-average shares used in computing net loss per share, diluted (in shares)	116,597,000	30,008,000	59,825,000	29,834,000	29,896,000	29,138,000	27,150,000